Income Taxes (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred income tax assets:
Accrued liability for class action settlements and other temporary differences	302	3,919
Expense to settle pre-existing relationships with third-party lenders	714	3,814
Loss on acquisition of lines of credit advances	2,275	0
Loan loss provision	2,813	4,450
Valuation allowance for current deferred tax assets	(6,104)	0
Deferred tax assets (current)	0	12,183
Non-current:
Losses available to be carried forward	5,223	2,404
Property and equipment	1,919	1,782
Deferred lease inducements	112	200
Deferred revenue	1,032	1,032
Discount on senior secured notes	228	85
Valuation allowance for non-current deferred tax assets	(6,042)	(1,980)
Deferred tax assets	2,472	3,523
Deferred income tax liabilities:
Intangible assets and goodwill	(4,959)	(5,711)
Deferred financing costs and other	(447)	(220)
Deferred tax liabilities, net	(5,406)	(5,931)
Net deferred income taxes	(2,934)	9,775